                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
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                         MASSACHUSETTS INVESTORS TRUST
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                             (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 3/31/05

MASSACHUSETTS INVESTORS TRUST

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                       SHARES           $ VALUE
------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.5%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 5.4%
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                      2,271,490      $  138,697,179
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United Technologies Corp.                                                                  1,623,100         165,004,346
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                                                                                                          $  303,701,525
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AUTOMOTIVE - 0.8%
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Harley-Davidson, Inc.^                                                                       830,080      $   47,945,421
------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.8%
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American Express Co.                                                                       1,352,530      $   69,479,466
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                      1,831,470          80,767,827
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            1,146,003          51,501,375
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                    1,966,950          68,056,470
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SLM Corp.                                                                                  1,447,600          72,148,384
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                          1,658,768          99,194,326
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                                                                                                          $  441,147,848
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BIOTECHNOLOGY - 3.5%
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Amgen, Inc.*                                                                               1,100,910      $   64,083,971
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                             1,249,280          71,508,787
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Gilead Sciences, Inc.*                                                                     1,806,900          64,687,020
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                                                                                                          $  200,279,778
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BROADCAST & CABLE TV - 3.5%
------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                           2,232,000      $   27,408,960
------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                       1,500,130          41,538,600
------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                          1,626,638          56,655,801
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                            2,451,800          70,440,214
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                                                                                                          $  196,043,575
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BROKERAGE & ASSET MANAGERS - 3.9%
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Goldman Sachs Group, Inc.                                                                    880,890      $   96,889,091
------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                            802,279          62,690,081
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Lehman Brothers Holdings, Inc.                                                               666,550          62,762,348
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                                                                                                          $  222,341,520
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BUSINESS SERVICES - 0.9%
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Accenture Ltd., "A"*                                                                       2,163,590      $   52,250,699
------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.9%
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Dow Chemical Co.^                                                                          1,819,730      $   90,713,541
------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                               1,437,260          92,703,270
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PPG Industries, Inc.                                                                         526,150          37,630,248
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                                                                                                          $  221,047,059
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COMPUTER SOFTWARE - 3.5%
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Amdocs Ltd.*                                                                               1,397,560      $   39,690,704
------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                        9,542             258,588
------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                  373,400          17,691,692
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Oracle Corp.*                                                                              8,310,460         103,714,541
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VERITAS Software Corp.*                                                                    1,601,190          37,179,632
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                                                                                                          $  198,535,157
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COMPUTER SOFTWARE - SYSTEMS - 2.9%
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Apple Computer, Inc.*                                                                        988,480      $   41,189,962
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Dell, Inc.*                                                                                2,417,370          92,875,355
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Sun Microsystems, Inc.*                                                                    6,880,400          27,796,816
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                                                                                                          $  161,862,133
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CONSTRUCTION - 1.1%
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Masco Corp.                                                                                1,865,020      $   64,660,243
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CONSUMER GOODS & SERVICES - 5.1%
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Colgate-Palmolive Co.^                                                                     1,388,090      $   72,416,655
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Procter & Gamble Co.                                                                       1,733,246          91,862,038
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Reckitt Benckiser PLC                                                                      3,974,170         126,197,711
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                                                                                                          $  290,476,404
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ELECTRICAL EQUIPMENT - 2.4%
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Tyco International Ltd.^                                                                   4,069,660      $  137,554,508
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ELECTRONICS - 2.2%
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Analog Devices, Inc.                                                                       2,182,300      $   78,868,322
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Texas Instruments, Inc.                                                                      640,330          16,322,012
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Xilinx, Inc.^                                                                                983,650          28,752,089
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                                                                                                          $  123,942,423
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ENERGY - INDEPENDENT - 1.9%
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EnCana Corp.                                                                                 654,300      $   46,075,806
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EOG Resources, Inc.                                                                        1,317,260          64,203,252
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                                                                                                          $  110,279,058
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ENERGY - INTEGRATED - 4.2%
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BP PLC, ADR                                                                                1,553,912      $   96,964,109
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TOTAL S.A., ADR^                                                                           1,205,840         141,360,623
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                                                                                                          $  238,324,732
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FOOD & DRUG STORES - 0.6%
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CVS Corp.                                                                                    633,415      $   33,330,297
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FOOD & NON-ALCOHOLIC BEVERAGES - 2.8%
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General Mills, Inc.                                                                          754,970      $   37,106,776
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Groupe Danone^                                                                               377,010          37,516,327
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PepsiCo, Inc.                                                                              1,567,756          83,138,101
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                                                                                                          $  157,761,204
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GAMING & LODGING - 1.1%
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Carnival Corp.                                                                             1,200,760      $   62,211,375
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GENERAL MERCHANDISE - 2.6%
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Target Corp.                                                                               1,810,790      $   90,575,716
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Wal-Mart Stores, Inc.                                                                      1,119,200          56,083,112
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                                                                                                          $  146,658,828
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INSURANCE - 2.8%
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American International Group, Inc.                                                         2,839,472      $  157,335,144
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INTERNET - 1.5%
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eBay, Inc.*                                                                                  999,280      $   37,233,173
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Yahoo!, Inc.*                                                                              1,344,150          45,566,685
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                                                                                                          $   82,799,858
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LEISURE & TOYS - 1.4%
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Electronic Arts, Inc.^*                                                                    1,026,050      $   53,128,869
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Nintendo Co. Ltd.^                                                                           141,200          15,410,102
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Nintendo Co. Ltd., ADR^                                                                      908,960          12,525,469
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                                                                                                          $   81,064,440
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MACHINERY & TOOLS - 3.1%
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Caterpillar, Inc.                                                                            990,070      $   90,532,001
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Eaton Corp.*                                                                                 563,300          36,839,820
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Illinois Tool Works, Inc.^                                                                   525,460          47,044,434
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                                                                                                          $  174,416,255
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MEDICAL EQUIPMENT - 4.2%
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Boston Scientific Corp.*                                                                     644,700      $   18,883,263
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Guidant Corp.^                                                                               795,250      $   58,768,975
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Medtronic, Inc.                                                                            1,462,480          74,513,356
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Synthes, Inc.                                                                                270,890          30,117,760
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Zimmer Holdings, Inc.^*                                                                      696,560          54,199,333
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                                                                                                          $  236,482,687
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OIL SERVICES - 2.7%
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Halliburton Co.                                                                            1,990,030      $   86,068,798
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Noble Corp.                                                                                1,215,550          68,326,066
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                                                                                                          $  154,394,864
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PERSONAL COMPUTERS & PERIPHERALS - 2.1%
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EMC Corp.*                                                                                 4,622,430      $   56,948,338
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Lexmark International, Inc., "A"^*                                                           803,990          64,295,080
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                                                                                                          $  121,243,418
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PHARMACEUTICALS - 8.1%
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Abbott Laboratories                                                                        1,983,690      $   92,479,628
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Eli Lilly & Co.                                                                            1,116,900          58,190,490
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Johnson & Johnson                                                                          2,721,578         182,781,179
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Roche Holding AG^                                                                            578,890          62,038,619
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Wyeth                                                                                      1,460,880          61,619,918
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                                                                                                          $  457,109,834
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SPECIALTY CHEMICALS - 1.1%
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Praxair, Inc.                                                                              1,343,730      $   64,310,918
------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.9%
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Gap, Inc.                                                                                  2,445,310      $   53,405,570
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                929,600          29,217,328
------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                                               549,900          18,982,548
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TJX Cos., Inc.                                                                             2,580,600          63,560,178
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                                                                                                          $  165,165,624
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TELECOMMUNICATIONS - WIRELESS - 1.4%
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                    3,020,841      $   80,233,537
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TELECOMMUNICATIONS - WIRELINE - 2.1%
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Cisco Systems, Inc.*                                                                       4,938,301      $   88,346,205
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QUALCOMM, Inc.                                                                               770,940          28,254,951
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                                                                                                          $  116,601,156
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TELEPHONE SERVICES - 1.2%
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Sprint Corp.                                                                               3,011,749      $   68,517,290
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TOBACCO - 1.3%
------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                         1,163,700      $   76,094,343
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TRUCKING - 2.0%
------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                    261,870      $   12,252,897
------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                  512,320          48,132,464
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United Parcel Service, Inc., "B"                                                             692,820          50,395,727
------------------------------------------------------------------------------------------------------------------------
                                                                                                          $  110,781,088
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UTILITIES - ELECTRIC POWER - 1.5%
------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                229,790      $   16,236,961
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                               1,437,600          65,971,464
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                                                                                                          $   82,208,425
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Total Stocks (Identified Cost, $5,052,115,302)                                                            $5,639,112,668
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COLLATERAL FOR SECURITIES LOANED - 6.8%
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                384,210,964      $  384,210,964
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 2.84%, due 4/01/05, at Amortized Cost<                                  $ 7,193,000      $    7,193,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,443,519,266)                                                       $6,030,516,632
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.4)%                                                                     (361,928,023)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                       $5,668,588,609
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      * Non-income producing security.
      ^ All or a portion of this security is on loan.
      < The rate shown represents an annualized yield at time of purchase.
      ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MASSACHUSETTS INVESTORS TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $5,469,049,004
                                                                 ==============
Gross unrealized appreciation                                    $  734,652,005
Gross unrealized depreciation                                      (173,184,377)
                                                                 --------------
Net unrealized appreciation (depreciation)                       $  561,467,628
                                                                 ==============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.